Financial Instruments and Financial Risk Management - Allowance for Credit Loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, end of period	$ 44
Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	31
Foreign exchange translation	(1)
New allowance	32
Written off	(28)
Recoveries collected	4
Balance, end of period	40
New allowance from COVID-19	8
Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1
Recoveries collected	(1)
Balance, end of period	4
Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2
Written off	(2)
Recoveries collected	(1)
Balance, end of period	0
Accounts receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, end of period	41
Accounts receivable | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	31
Foreign exchange translation	(1)
New allowance	32
Written off	(28)
Recoveries collected	4
Balance, end of period	40
Accounts receivable | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1
Recoveries collected	0
Balance, end of period	1
Accounts receivable | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2
Written off	(2)
Recoveries collected	0
Balance, end of period	0
Contract assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, end of period	1
Contract assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Foreign exchange translation	0
New allowance	0
Written off	0
Recoveries collected	0
Balance, end of period	0
Contract assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Recoveries collected	0
Balance, end of period	1
Contract assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Written off	0
Recoveries collected	0
Balance, end of period	0
Other Long-Term Investments and Other Assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, end of period	2
Other Long-Term Investments and Other Assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Foreign exchange translation	0
New allowance	0
Written off	0
Recoveries collected	0
Balance, end of period	0
Other Long-Term Investments and Other Assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Recoveries collected	(1)
Balance, end of period	2
Other Long-Term Investments and Other Assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Written off	0
Recoveries collected	(1)
Balance, end of period	0
Cumulative Effect, Period of Adoption, Adjustment | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2
Cumulative Effect, Period of Adoption, Adjustment | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	4
Cumulative Effect, Period of Adoption, Adjustment | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1
Cumulative Effect, Period of Adoption, Adjustment | Accounts receivable | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2
Cumulative Effect, Period of Adoption, Adjustment | Accounts receivable | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Cumulative Effect, Period of Adoption, Adjustment | Accounts receivable | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Cumulative Effect, Period of Adoption, Adjustment | Contract assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Cumulative Effect, Period of Adoption, Adjustment | Contract assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1
Cumulative Effect, Period of Adoption, Adjustment | Contract assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Cumulative Effect, Period of Adoption, Adjustment | Other Long-Term Investments and Other Assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Cumulative Effect, Period of Adoption, Adjustment | Other Long-Term Investments and Other Assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	3
Cumulative Effect, Period of Adoption, Adjustment | Other Long-Term Investments and Other Assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 1